SHAREHOLDERS' EQUITY (Schedule of Shares Authorized Under Stock Option Plans by Exercise Price Range) (Details) shares in Thousands	12 Months Ended
Dec. 31, 2015 $ / shares shares
Outstanding
Number outstanding | shares	1,975
Weighted average remaining contractual life (years)	3 years 11 months 23 days
Weighted average exercise price	$ 8.95
Exercisable
Number exercisable | shares	964
Weighted average remaining contractual life (years)	3 years 26 days
Weighted average exercise price	$ 6.73
$1.48 - $5.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	1.48
Exercise price, maximum	$ 5.85
Outstanding
Number outstanding | shares	477
Weighted average remaining contractual life (years)	1 year 9 months 18 days
Weighted average exercise price	$ 2.95
Exercisable
Number exercisable | shares	455
Weighted average remaining contractual life (years)	1 year 8 months 19 days
Weighted average exercise price	$ 2.81
$7.29 - $9.87 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	5.68
Exercise price, maximum	$ 7.29
Outstanding
Number outstanding | shares	477
Weighted average remaining contractual life (years)	4 years 5 months 27 days
Weighted average exercise price	$ 8.73
Exercisable
Number exercisable | shares	214
Weighted average remaining contractual life (years)	4 years 3 months 11 days
Weighted average exercise price	$ 8.79
$10.03 - $11.38 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	10.03
Exercise price, maximum	$ 11.38
Outstanding
Number outstanding | shares	653
Weighted average remaining contractual life (years)	4 years 6 months 26 days
Weighted average exercise price	$ 11.01
Exercisable
Number exercisable | shares	266
Weighted average remaining contractual life (years)	4 years 2 months 19 days
Weighted average exercise price	$ 10.99
$12.42 - $14.68 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	12.42
Exercise price, maximum	$ 14.68
Outstanding
Number outstanding | shares	368
Weighted average remaining contractual life (years)	5 years 1 month 2 days
Weighted average exercise price	$ 13.37
Exercisable
Number exercisable | shares	29
Weighted average remaining contractual life (years)	4 years 8 months 5 days
Weighted average exercise price	$ 13.93